Filed pursuant to Rule 497(e)

Registration Nos. 033-16905 and 811-05309

[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
File Nos. 033-16905 and 811-05309

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and it series, Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Dividend Value Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Value Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund, Nuveen Oregon Intermediate Municipal Bond Fund, Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund, Nuveen Real Estate Securities Fund, Nuveen Short Term Bond Fund, Nuveen Short Term Municipal Bond Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund and Nuveen Strategic Income Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 29, 2019.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures